Income Taxes - Changes In The Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Unrecognized tax benefits at beginning of the year	$ 211	$ 292	$ 706
Current year (increase)	920
Statute expiration	(41)	(78)	(365)
Currency (Decrease)		(13)
Currency (increase)	7		11
Tax rate changes	(6)	10	(60)
Unrecognized tax benefits at end of the year	$ 1,091	$ 211	$ 292